CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 21.4%
Apparel, Accessories & Luxury Goods - 4.4%
Tapestry, Inc. (a)	176,904	$18,012,365

Automotive Parts & Equipment - 4.1%
Modine Manufacturing Co. (a)(b)	124,181	16,904,759

Hotels, Resorts & Cruise Lines - 8.7%
Booking Holdings, Inc. (a)	3,365	18,840,803
Norwegian Cruise Line Holdings Ltd. (a)(b)(c)	683,322	16,973,719
		35,814,522
Other Specialty Retail - 4.2%
Tractor Supply Co. (a)	279,242	17,245,986
Total Consumer Discretionary		87,977,632

Energy - 4.6%
Oil & Gas Storage & Transportation - 4.6%
Cheniere Energy, Inc. (a)	78,726	19,037,521

Financials - 9.5%
Consumer Finance - 5.0%
Synchrony Financial (a)	269,629	20,583,478

Property & Casualty Insurance - 4.5%
Allstate Corp.	91,260	18,566,847
Total Financials		39,150,325

Health Care - 14.8%
Biotechnology - 5.8%
Halozyme Therapeutics, Inc. (a)(b)	323,504	23,664,318

Health Care Distributors - 4.1%
McKesson Corp. (a)	24,444	16,784,228

Health Care Facilities - 4.9%
Tenet Healthcare Corp. (a)(b)	110,409	20,351,691
Total Health Care		60,800,237

Industrials - 10.0%
Construction & Engineering - 4.9%
Comfort Systems USA, Inc. (a)	28,704	20,189,820

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%		Shares	Value
Construction Machinery & Heavy Transportation Equipment - 5.1%
Blue Bird Corp. (b)		353,764	$20,656,280
Total Industrials			40,846,100

Information Technology - 39.7%(d)
Application Software - 15.7%
AppLovin Corp. - Class A (b)		46,673	22,337,231
Clear Secure, Inc. - Class A (a)(c)		611,375	22,199,026
InterDigital, Inc. (a)		73,504	19,971,772
			64,508,029
Semiconductor Materials & Equipment - 5.6%
Lam Research Corp. (c)		230,660	23,100,599

Semiconductors - 5.1%
NVIDIA Corp. (a)		119,146	20,752,850

Systems Software - 7.6%
Fortinet, Inc. (a)(b)(c)		184,741	14,552,049
Microsoft Corp. (a)		33,078	16,760,292
			31,312,341
Technology Hardware, Storage & Peripherals - 5.7%
Western Digital Corp. (c)		290,526	23,340,859
Total Information Technology			163,014,678
TOTAL COMMON STOCKS (Cost $327,056,957)			410,826,493

PURCHASED OPTIONS - 0.7%(b)	Notional Amount	Contracts
Call Options - 0.7%(e)(f)
Clear Secure, Inc., Expiration: 11/21/2025; Exercise Price: $27.01 (c)	$4,251,901	1,171	1,159,723
Fortinet, Inc., Expiration: 01/16/2026; Exercise Price: $105.01 (c)	2,780,581	353	38,823
Lam Research Corp., Expiration: 12/19/2025; Exercise Price: $95.01 (c)	3,805,700	380	435,583
Norwegian Cruise Line Holdings Ltd., Expiration: 01/16/2026; Exercise Price: $20.01 (c)	3,251,556	1,309	771,027
Western Digital Corp., Expiration: 01/16/2026; Exercise Price: $75.01 (c)	3,872,388	482	542,934
TOTAL PURCHASED OPTIONS (Cost $1,942,341)			2,948,090

EXCHANGE TRADED FUNDS - 0.0%(g)		Shares
Alpha Architect 1-3 Month Box ETF(b)(h)		719	81,606
TOTAL EXCHANGE TRADED FUNDS (Cost $80,606)			81,606

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.25%(i)	459,345	$459,345
TOTAL MONEY MARKET FUNDS (Cost $459,345)		459,345

TOTAL INVESTMENTS - 100.8% (Cost $329,539,249)		$414,315,534
Liabilities in Excess of Other Assets - (0.8)% (j)		(3,404,658)
TOTAL NET ASSETS - 100.0%		$410,910,876

Percentages are stated as a percent of net assets.

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $257,258,586.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	Represents less than 0.05% of net assets.
(h)	Affiliated security as defined by the Investment Company Act of 1940.
(i)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(j)	Includes cash of $169,777 that is pledged as collateral for written options.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF WRITTEN OPTIONS
August 31, 2025 (Unaudited)
WRITTEN OPTIONS - (0.9)%	Notional Amount	Contracts	Value
Call Options - (0.9)% (a)(b)
Clear Secure, Inc., Expiration: 11/21/2025; Exercise Price: $30.01(c)	$(8,503,802)	(2,342)	$(1,723,735)
Fortinet, Inc., Expiration: 01/16/2026; Exercise Price: $120.01(c)	(5,561,162)	(706)	(25,684)
Lam Research Corp., Expiration: 12/19/2025; Exercise Price: $105.01(c)	(7,611,400)	(760)	(481,977)
Norwegian Cruise Line Holdings Ltd., Expiration: 01/16/2026; Exercise Price: $23.01(c)	(6,503,112)	(2,618)	(982,143)
Western Digital Corp., Expiration: 01/16/2026; Exercise Price: $85.01(c)	(7,744,776)	(964)	(598,798)
TOTAL WRITTEN OPTIONS (Premiums received $2,104,118)			$(3,812,337)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	FLexible EXchange® Options.

CASTELLAN TARGETED EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)
Castellan Targeted Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Common Stocks	$410,826,493	$—	$—	$410,826,493
Purchased Options	—	2,948,090	—	2,948,090
Exchange Traded Funds	81,606	—	—	81,606
Money Market Funds	459,345	—	—	459,345
Total Investments	$411,367,444	$2,948,090	$—	$414,315,534

Liabilities:
Investments:
Written Options	$—	$(3,812,337)	$—	$(3,812,337)
Total Investments	$—	$(3,812,337)	$—	$(3,812,337)
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended August 31, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	46,764,741
Proceeds from Sales	(46,892,338)
Net Realized Gains (Losses)	208,203
Change in Unrealized Appreciation (Depreciation)	1,000
Value, End of Period	$81,606
Dividend Income	$—

CASTELLAN TARGETED EQUITY ETF

Alpha Architect 1-3 Month Box ETF

Shares, Beginning of Period	—
Number of Shares Purchased	415,029
Number of Shares Sold	(414,310)
Shares, End of Period	719
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